Financial instruments: classification - Level 3 Sensitivities of Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Fair value of liabilities
Specified target level of certainty for assumptions of unobservable inputs	90.00%
Recurring
Fair value of liabilities
Liabilities	£ 182,544	£ 236,157
Sensitivity favourable	40	50
Sensitivity unfavourable	(40)	(40)
Recurring | Deposits
Fair value of liabilities
Liabilities	42,531	44,069
Recurring | Debt securities in issue
Fair value of liabilities
Liabilities	1,205	1,408
Recurring | Derivatives
Fair value of liabilities
Liabilities	103,992	160,705
Sensitivity favourable	40	50
Sensitivity unfavourable	(40)	(40)
Recurring | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities	1,243	1,607
Recurring | Level 3
Fair value of liabilities
Liabilities	685	894	£ 1,008	£ 1,317
Recurring | Level 3 | Deposits
Fair value of liabilities
Liabilities	3	7
Recurring | Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	1
Recurring | Level 3 | Derivatives
Fair value of liabilities
Liabilities	£ 681	£ 887